UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON D.C. 20549

                          FORM 13F

                     FORM 13F COVERPAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012.

Check here if Amendment  [  ]; Amendment Number:
This amendment (Check Only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
               Name:              BSW Wealth Partners
               Address:           2336 Pearl Street
                                  Boulder, CO 80302

             13F File Number:

The institutional investment manager filing this report and the person whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:               Raliegh D. Riddoch
Title:              Financial Advisor
Phone:              303-444-9696
Signature,          Place,              and Date of Signing,


Raliegh D. Riddoch  Boulder, CO         February 12, 2013.

Report Type:          [X] 13F HOLDING REPORT.
                      [ ] 13F NOTICE.
                      [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

NONE



FORM 13F SUMMARY PAGE


Report Summary:

Number of other Included Managers:        0
Form 13F Information Table Entry Total:   46

Form 13F Information Table Value Total:   $107,557

List of Other Included Managers:

None






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FORM 13 F INFORMATION TABLE

                                                         VALUE   SHARES/ SH/ PUT/  INVSTMT   OTHER      VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS       CUSIP   (x $1000 PRN AMT PRN CALL  DSCRETN MANAGERS SOLE   SHARED  NONE


------------------------------------------------------------------------------------------------------------------------

AT & T Inc New             COM               00206R102       367    10884 SH      SOLE                             10884
Apple Inc		   COM               037833100       574     1079 SH      SOLE                              1079
Array Biopharma Inc        COM               04269X105        74    20000 SH      SOLE                             20000
Berkshire Hathaway B New   COM               084670702       231     2574 SH      SOLE                              2574
Chevron Corporation        COM               166764100       695     6428 SH      SOLE                              6428
Citigroup Inc Com New      COM               172967424       277     7002 SH      SOLE                              7002
Cobiz Financial Inc        COM               190897108       421    56422 SH      SOLE                             56422
Coca Cola Company          COM               191216100       751    20710 SH      SOLE                             20710
Disney Walt Company        COM               254687106       524    10527 SH      SOLE                             10527
EMC Corp Mass              COM               268648102      1616    63893 SH      SOLE                             63893
Exxon Mobile Corporation   COM               30231G102      1554    17951 SH      SOLE                             17951
General Electric Company   COM               369604103       885    42165 SH      SOLE                             42165
Grainger W W Inc           COM               384802104       475     2349 SH      SOLE                              2349
Hecla Mng Co               COM               422704106       111      111 SH      SOLE                             19100
Hospitality Pptys Trust    COM               44106M102       234    10000 SH      SOLE                             10000
Intl Business Machines     COM               459200101       805     4205 SH      SOLE                              4205
Ishares Gold Trust         GOLD ETF          464285105      3593   220704 SH      SOLE                            220704
Ishares MSCI ACWI Idx      Equity ETF        464288257      7325   152357 SH      SOLE                            152357
Ishares MSCI Emrg Mkt Fd   EQUITY ETF        464287234     11430   257725 SH      SOLE                            257725
Ishares MSCI Gwth Idx Fd   EQUITY ETF        464288885      2814    48864 SH      SOLE                             48864
Ishares Silver Trust       SILVER ETF        46428Q109       259     8807 SH      SOLE                              8807
Ishares Tr Barclays Fund   BOND ETF          464287226      1598    14384 SH      SOLE                             14384
Ishares Tr Barclays Tips   BOND ETF          464287176       983     8096 SH      SOLE                              8096
Ishares Tr Dow Jones       Equity ETF        464288448      1654    49130 SH      SOLE                             49130
Ishares Tr Msci EAFE Fd    EQUITY ETF        464287465     18173   319618 SH      SOLE                            319618
Ishares Tr Russell 2000    EQUITY ETF        464287655      2319    27505 SH      SOLE                             27505
Ishares Trust S&P 500      EQUITY ETF        464287200      1061     7415 SH      SOLE                              7415
Johnson & Johnson Com      COM               478160104       216     3088 SH      SOLE                              3088
JP Morgan Chase & Co       COM               46625H100       213     4852 SH      SOLE                              4852
Pepsico Inc                COM               713448108       284     4145 SH      SOLE                              4145
Pfizer Inc                 COM               717081103       243     9703 SH      SOLE                              9703
Piedmont Office Rlty Tr    COM               720190206       973    53881 SH      SOLE                             53881
Powershares Exch Td Fd     EQUITY ETF        73935X716     10054   635099 SH      SOLE                            635099
Praxair Inc                COM               74005P104       559     5105 SH      SOLE                              5105
SPDR S&P 500 Etf Tr        EQUITY ETF        78462F103     20866   146519 SH      SOLE                            146519
SCH US AGG Bnd Etf         BOND ETF          808524839      1896    36230 SH      SOLE                             36230
Sector Spdr Tr Con Stpls   EQUITY ETF        81369Y308       750    21485 SH      SOLE                             21485
Senesco Tech Inc New       COM               817208408        17   107960 SH      SOLE                            107960
SPDR Gold Trust            GOLD ETF          78463V107      7709    47583 SH      SOLE                             47583
SPDR Index Glb Nat Resrce  EQUITY ETF        78463X541       289     5602 SH      SOLE                              5602
Travelers Companies        COM               89417E109       593     8254 SH      SOLE                              8254
United Sts 12 Month Oil    EQUITY ETF        91288V103       359     9048 SH      SOLE                              9048
VF Corporation             COM               918204108       396     2623 SH      SOLE                              2623
Vanguard Large Cap         EQUITY ETF        922908637       212     3250 SH      SOLE                              3250
Vanguard Small Cap         EQUITY ETF        922908751       477     5898 SH      SOLE                              5898
Vanguard Total World       EQUITY ETF        922042742       646    13078 SH      SOLE                             13078

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